Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2022
Voyage Expenses and Commissions
Voyage Expenses and Commissions

10. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2020	2021	2022
Brokers’ commissions on revenues	3,393	3,441	3,990
Bunkers’ consumption and other voyage expenses	7,050	3,422	2,766
Total	10,443	6,863	6,756

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods (including bunkers consumed during dry-docking).